SHARE OF (LOSS) / PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss) profit from associates [Abstract]
(Loss) profit from associates	$ (30,399)	$ 280,697	$ 128,758
EGS [Member]
(Loss) profit from associates [Abstract]
(Loss) profit from associates	(2,180)	(1,345)	(959)
TGU [Member]
(Loss) profit from associates [Abstract]
(Loss) profit from associates	(15,287)	(18,177)	(17,968)
Link [Member]
(Loss) profit from associates [Abstract]
(Loss) profit from associates	$ (12,932)	$ 300,219	$ 147,685